HEARTLAND MID CAP VALUE FUND	SCHEDULE OF INVESTMENTS

September 30, 2026 (Unaudited)

	SHARES	VALUE
COMMON STOCK (99.4%)
Automobiles (1.8%)
Thor Industries, Inc.	113,628	$7,851,695

Banks (2.7%)
First Citizens BancShares, Inc. (Class B)	900	1,533,276
PNC Financial Services Group, Inc.	25,925	5,762,091
Texas Capital Bancshares, Inc.	49,418	4,596,862
		11,892,229
Building Products (1.7%)
A.O. Smith Corp.	72,583	4,091,504
Carlisle Cos., Inc.	10,614	3,419,512
		7,511,016
Capital Markets (3.5%)
Houlihan Lokey, Inc. (Class A)	22,123	2,795,020
MarketAxess Holdings, Inc.	36,986	6,062,745
Northern Trust Corp.	40,813	6,912,090
		15,769,855
Chemicals (2.5%)
International Flavors & Fragrances, Inc.	132,512	11,062,102

Commercial Services & Supplies (1.5%)
MSA Safety, Inc.	38,816	6,904,590

Consumer Staples Distribution & Retail (1.5%)
Sysco Corp.	87,815	6,846,057

Containers & Packaging (3.0%)
Ball Corp.	113,109	6,337,497
Packaging Corp. of America	30,239	6,932,593
		13,270,090
Electric Utilities (6.0%)
Exelon Corp.	333,633	13,478,773
FirstEnergy Corp.	201,796	8,743,821
Xcel Energy, Inc.	65,151	4,591,842
		26,814,436
Electrical Equipment (1.2%)
Hubbell, Inc.	11,482	5,208,235

Electronic Equipment, Instruments & Components (8.4%)
Keysight Technologies, Inc.(a)	36,044	13,121,458
TE Connectivity PLC	21,254	4,486,294
Teledyne Technologies, Inc.(a)	33,777	20,496,220
		38,103,972
Energy Equipment & Services (4.7%)
NOV, Inc.	687,492	12,876,725
SLB, Ltd.	167,236	8,147,738
		21,024,463
Financial Services (0.7%)
Fidelity National Information Services, Inc.	95,974	3,157,545

Food Products (2.9%)
Hershey Co.	54,353	8,566,576
Ingredion, Inc.	44,771	4,289,510
		12,856,086
Ground Transportation (2.6%)
JB Hunt Transport Services, Inc.	50,990	11,424,310
	SHARES	VALUE
Health Care Equipment & Supplies (3.6%)
Becton Dickinson & Co.	90,865	$16,264,835

Health Care Providers & Services (7.0%)
Centene Corp.(a)	137,300	8,529,076
Humana, Inc.	26,016	9,926,925
Molina Healthcare, Inc.(a)	35,849	6,779,046
Quest Diagnostics, Inc.	24,998	5,826,284
		31,061,331
Hotels, Restaurants & Leisure (2.4%)
Aramark	147,605	7,904,248
Vail Resorts, Inc.	21,418	2,938,121
		10,842,369
Household Durables (2.7%)
DR Horton, Inc.	66,655	9,108,406
Mohawk Industries, Inc.(a)	25,390	3,166,641
		12,275,047
Insurance (6.4%)
Arch Capital Group, Ltd.(a)	83,814	7,741,061
Everest Group, Ltd.	24,649	9,001,075
Old Republic International Corp.	92,599	3,454,869
Willis Towers Watson PLC	29,117	8,392,393
		28,589,398
Life Sciences Tools & Services (2.0%)
Waters Corp.(a)	20,595	9,049,237

Machinery (3.8%)
Donaldson Co., Inc.	95,616	8,322,416
Lincoln Electric Holdings, Inc.	20,241	5,355,364
Middleby Corp.	31,744	3,288,044
		16,965,824
Marine Transportation (1.2%)
Kirby Corp.(a)	40,068	5,258,925

Metals & Mining (0.1%)
Nucor Corp.	1,050	245,438

Multi-Utilities (1.0%)
WEC Energy Group, Inc.	46,445	4,680,727

Oil, Gas & Consumable Fuels (7.0%)
EOG Resources, Inc.	115,729	15,942,826
Kinder Morgan, Inc. (Class P)	235,391	7,097,039
Suncor Energy, Inc.	123,345	8,371,425
		31,411,290
Passenger Airlines (1.2%)
Southwest Airlines Co.	123,337	5,135,753

Professional Services (2.2%)
Leidos Holdings, Inc.	47,547	5,792,651
Robert Half, Inc.	106,739	3,922,658
		9,715,309
Residential REITs (3.6%)
Camden Property Trust	87,251	8,439,789
Sun Communities, Inc.	67,897	7,521,630
		15,961,419
Semiconductors & Semiconductor Equipment (1.3%)
ON Semiconductor Corp.(a)	77,979	5,994,246

HEARTLAND MID CAP VALUE FUND	SCHEDULE OF INVESTMENTS

September 30, 2026 (Unaudited)

	SHARES	VALUE
Software (2.5%)
Bentley Systems, Inc. (Class B)	173,530	$5,544,284
Tyler Technologies, Inc.(a)	17,274	5,503,496
		11,047,780
Specialized REITs (3.1%)
Public Storage	49,274	13,936,658

Specialty Retail (1.0%)
Murphy USA, Inc.	8,784	4,427,400

Trading Companies & Distributors (2.6%)
Watsco, Inc.	37,933	11,481,940

TOTAL COMMON STOCK
(Cost $374,917,159)		$444,041,607

	INTEREST RATE	PAR AMOUNT	VALUE
SHORT-TERM INVESTMENTS (0.3%)
Time Deposits (0.3%)
JPM Chase (New York) (b)	3.23%	$1,319,127	$1,319,127

TOTAL SHORT-TERM INVESTMENTS
(Cost $1,319,127)			$1,319,127

TOTAL INVESTMENTS (99.7%)
(Cost $376,236,286)			$445,360,734
OTHER ASSETS AND LIABILITIES, NET - (0.3%)			1,208,259
TOTAL NET ASSETS - 100.0%			$446,568,993

HEARTLAND VALUE PLUS FUND	SCHEDULE OF INVESTMENTS

September 30, 2026 (Unaudited)

	SHARES	VALUE
COMMON STOCK (99.5%)
Aerospace & Defense (0.9%)
Hexcel Corp.	32,500	$2,727,400

Automobile Components (1.9%)
Phinia, Inc.	95,000	5,645,850

Automobiles (0.9%)
Thor Industries, Inc.	40,000	2,764,000

Banks (16.2%)
Associated Banc-Corp	325,000	9,311,250
FB Financial Corp.	157,500	8,142,750
FNB Corp.	525,000	9,035,250
Glacier Bancorp, Inc.	90,000	3,888,000
Renasant Corp.	230,000	8,942,400
Seacoast Banking Corp. of Florida	275,000	8,753,250
		48,072,900
Beverages (1.8%)
Primo Brands Corp. (Class A)	275,000	5,238,750

Building Products (0.9%)
Hayward Holdings, Inc.(a)	225,000	2,754,000

Capital Markets (2.9%)
Stifel Financial Corp.	125,000	8,755,000

Chemicals (3.7%)
Quaker Chemical Corp.	40,000	6,310,400
Sensient Technologies Corp.	35,000	4,575,200
		10,885,600
Commercial Services & Supplies (0.5%)
Brady Corp. (Class A)	17,500	1,461,075

Construction & Engineering (1.6%)
Granite Construction, Inc.	40,000	4,636,400

Consumer Finance (2.5%)
FirstCash Holdings, Inc.	35,000	7,393,050

Consumer Staples Distribution & Retail (0.8%)
BJ’s Wholesale Club Holdings, Inc.(a)	25,000	2,300,000

Electronic Equipment, Instruments & Components (3.7%)
CTS Corp.	80,000	4,695,200
Littelfuse, Inc.	15,000	6,356,100
		11,051,300
Energy Equipment & Services (3.1%)
Innovex International, Inc.(a)	150,000	4,053,000
NOV, Inc.	275,000	5,150,750
		9,203,750
Financial Services (2.4%)
Federal Agricultural Mortgage Corp. (Class C)	35,000	7,242,200

Gas Utilities (2.6%)
ONE Gas, Inc.	70,000	5,030,900
Southwest Gas Holdings, Inc.	35,000	2,853,900
		7,884,800
	SHARES	VALUE
Health Care Equipment & Supplies (5.1%)
Envista Holdings Corp.(a)	325,000	$7,627,750
Integer Holdings Corp.(a)	12,319	1,556,506
The Cooper Companies, Inc.(a)	100,000	5,653,000
		14,837,256
Hotels, Restaurants & Leisure (1.3%)
Wyndham Hotels & Resorts, Inc.	55,000	3,951,200

Household Durables (2.0%)
Century Communities, Inc.	100,000	6,025,000

Industrial REITs (2.8%)
EastGroup Properties, Inc.	42,500	8,391,625

Insurance (2.5%)
The Hanover Insurance Group, Inc.	35,000	7,494,200

Leisure Products (0.8%)
Acushnet Holdings Corp.	27,500	2,268,750

Life Sciences Tools & Services (2.9%)
ICON PLC(a)	50,000	8,499,500

Machinery (6.9%)
Enerpac Tool Group Corp. (Class A)	125,000	4,361,250
Gates Industrial Corp. Ltd.(a)	280,000	7,336,000
Hillman Solutions Corp.(a)	400,000	2,796,000
IDEX Corp.	25,000	5,699,500
		20,192,750
Metals & Mining (2.5%)
Centerra Gold, Inc.	100,000	2,178,000
Materion Corp.	20,000	5,391,800
		7,569,800
Multi-Utilities (1.1%)
Northwestern Energy Group, Inc.	50,000	3,419,000

Oil, Gas & Consumable Fuels (4.2%)
Magnolia Oil & Gas Corp. (Class A)	200,000	4,698,000
Matador Resources Co.	92,500	4,771,150
Viper Energy, Inc.	80,000	3,191,200
		12,660,350
Pharmaceuticals (3.6%)
Royalty Pharma PLC (Class A)	185,000	10,796,600

Residential REITs (1.9%)
Camden Property Trust	60,000	5,803,800

Semiconductors & Semiconductor Equipment (3.5%)
Lattice Semiconductor Corp.(a)	20,000	2,512,400
Semtech Corp.(a)	25,000	4,458,750
Silicon Motion Technology Corp. (ADR)	12,500	3,500,000
		10,471,150
Software (2.1%)
Tyler Technologies, Inc.(a)	20,000	6,372,000

Specialized REITs (4.1%)
Lamar Advertising Co. (Class A)	57,500	8,286,325
Smartstop Self Storage REIT, Inc.	125,000	4,025,000
		12,311,325

HEARTLAND VALUE PLUS FUND	SCHEDULE OF INVESTMENTS

September 30, 2026 (Unaudited)

	SHARES	VALUE
Specialty Retail (2.0%)
Academy Sports & Outdoors, Inc.	75,000	$3,606,750
Sonic Automotive, Inc. (Class A)	40,000	2,414,000
		6,020,750
Textiles, Apparel & Luxury Goods (1.4%)
Columbia Sportswear Co.	75,000	4,305,750

Trading Companies & Distributors (2.4%)
WESCO International, Inc.	20,000	7,191,800

TOTAL COMMON STOCK
(Cost $240,329,758)		$296,598,681

	INTEREST RATE	PAR AMOUNT	VALUE
SHORT-TERM INVESTMENTS (0.4%)
Time Deposits (0.4%)
JPM Chase (New York) (b)	3.23%	$1,228,216	$1,228,216

TOTAL SHORT-TERM INVESTMENTS
(Cost $1,228,216)			$1,228,216

TOTAL INVESTMENTS (99.9%)
(Cost $241,557,974)			$297,826,897
OTHER ASSETS AND LIABILITIES, NET - (0.1%)			173,931
TOTAL NET ASSETS - 100.0%			$298,000,828

HEARTLAND VALUE FUND	SCHEDULE OF INVESTMENTS

September 30, 2026 (Unaudited)

	SHARES	VALUE
COMMON STOCK (97.7%)
Aerospace & Defense (0.8%)
Hexcel Corp.	100,000	$8,392,000

Automobile Components (1.7%)
Linamar Corp. (CAD)(c)	140,000	9,422,197
Phinia, Inc.	150,000	8,914,500
		18,336,697
Banks (12.8%)
Associated Banc-Corp	400,000	11,460,000
Bank of Marin Bancorp	300,000	8,124,000
Capital City Bank Group, Inc.	500,000	24,165,000
Community Trust Bancorp, Inc.	150,000	11,133,000
Customers Bancorp, Inc.(a)	150,000	11,100,000
First Internet Bancorp	250,000	6,587,500
Glacier Bancorp, Inc.	200,000	8,640,000
Heritage Financial Corp.	275,000	7,598,250
Nicolet Bankshares, Inc.	55,758	9,089,669
Seacoast Banking Corp. of Florida	350,000	11,140,500
Texas Capital Bancshares, Inc.	222,888	20,733,042
TriCo Bancshares	250,000	12,797,500
		142,568,461
Beverages (1.0%)
Primo Brands Corp. (Class A)	600,000	11,430,000

Chemicals (1.5%)
Ascent Industries Co.(a)	200,618	2,828,714
Quaker Chemical Corp.	85,000	13,409,600
		16,238,314
Commercial Services & Supplies (0.8%)
Birchtech Corp.(a)	871,550	1,220,170
Perma-Fix Environmental Services, Inc.(a)	300,000	4,695,000
Quad/Graphics, Inc. (Class A)	300,000	2,769,000
		8,684,170
Communications Equipment (2.0%)
ADTRAN Holdings, Inc.(a)	1,200,000	8,202,000
AudioCodes, Ltd.	655,100	6,996,468
Lantronix, Inc.(a)	900,000	6,489,000
		21,687,468
Construction & Engineering (1.6%)
NWPX Infrastructure, Inc.(a)	130,000	13,393,900
Primoris Services Corp.	60,000	4,471,200
		17,865,100
Construction Materials (0.3%)
Knife River Corp.(a)	60,000	3,025,200

Consumer Finance (4.4%)
Encore Capital Group, Inc.(a)	300,000	28,332,000
EZCORP, Inc. (Class A)(a)	669,370	19,920,451
		48,252,451
Consumer Staples Distribution & Retail (0.3%)
Grocery Outlet Holding Corp.(a)	300,000	3,375,000

Containers & Packaging (0.7%)
Sonoco Products Co.	150,000	7,323,000

Diversified Consumer Services (1.7%)
Carriage Services, Inc.	257,935	8,039,834
Lincoln Educational Services Corp.(a)	100,000	2,187,000
Phoenix Education Partners, Inc.	322,225	8,194,182
		18,421,016
	SHARES	VALUE
Diversified REITs (0.5%)
Alpine Income Property Trust, Inc.	350,000	$6,072,500

Electrical Equipment (1.5%)
Sensata Technologies Holding PLC	250,000	10,390,000
Shoals Technologies Group, Inc. (Class A)(a)	750,000	6,075,000
		16,465,000
Electronic Equipment, Instruments & Components (1.0%)
Sanmina Corp.(a)	50,000	10,745,500

Energy Equipment & Services (2.0%)
Core Laboratories, Inc.	900,000	8,730,000
Innovex International, Inc.(a)	300,000	8,106,000
TETRA Technologies, Inc.(a)	922,929	5,417,593
		22,253,593
Entertainment (1.5%)
DoubleDown Interactive Co., Ltd. (ADR)(a)	750,000	9,967,500
Marcus Corp.	235,000	6,554,150
		16,521,650
Financial Services (4.4%)
Cass Information Systems, Inc.	375,000	19,968,750
EVERTEC, Inc.	635,000	17,113,250
MGIC Investment Corp.	450,000	11,628,000
		48,710,000
Food Products (0.6%)
John B Sanfilippo & Son, Inc.	105,000	6,983,550

Gas Utilities (1.1%)
National Fuel Gas Co.	160,000	12,137,600

Ground Transportation (2.6%)
ArcBest Corp.	110,000	14,018,400
Lyft, Inc. (Class A)(a)	700,000	10,507,000
Marten Transport, Ltd.	350,000	4,522,000
		29,047,400
Health Care Equipment & Supplies (7.3%)
DENTSPLY SIRONA, Inc.	1,200,000	10,632,000
Haemonetics Corp.(a)	100,000	10,530,000
Integer Holdings Corp.(a)	171,575	21,678,501
Neogen Corp.(a)	1,100,000	14,080,000
Teleflex, Inc.	191,073	23,891,768
		80,812,269
Health Care Providers & Services (3.5%)
Henry Schein, Inc.(a)	120,000	10,076,400
InfuSystem Holdings, Inc.(a)	700,000	9,023,000
NRC Health	300,000	6,357,000
Option Care Health, Inc.(a)	400,000	8,996,000
Park Dental Partners, Inc.(a)	200,000	4,068,000
		38,520,400
Health Care REITs (1.6%)
Chiron Real Estate, Inc.	500,000	17,380,000

Hotels, Restaurants & Leisure (0.5%)
Choice Hotels International, Inc.	55,000	5,632,550

Household Durables (3.0%)
Century Communities, Inc.	341,468	20,573,447
Mohawk Industries, Inc.(a)	100,000	12,472,000
		33,045,447
Industrial REITs (1.9%)
LXP Industrial Trust	337,200	20,542,224

HEARTLAND VALUE FUND	SCHEDULE OF INVESTMENTS

September 30, 2026 (Unaudited)

	SHARES	VALUE
Insurance (2.0%)
International General Insurance Holdings, Ltd.	300,000	$7,290,000
Stewart Information Services Corp.	125,000	6,213,750
Tiptree, Inc.	500,000	8,495,000
		21,998,750
Interactive Media & Services (0.8%)
QuinStreet, Inc.(a)	600,000	9,006,000

Machinery (4.6%)
Astec Industries, Inc.	200,000	8,048,000
Columbus McKinnon Corp.	350,000	5,575,500
Gates Industrial Corp. Ltd.(a)	400,000	10,480,000
Hillman Solutions Corp.(a)	1,100,000	7,689,000
Miller Industries, Inc.	150,000	7,891,500
The Greenbrier Cos, Inc.	200,000	8,014,000
Wabash National Corp.	250,000	3,082,500
		50,780,500
Metals & Mining (5.8%)
Centerra Gold, Inc.	1,600,000	34,848,000
Eldorado Gold Corp.	600,000	23,094,000
Major Drilling Group International, Inc. (CAD)(a),(c)	500,000	5,891,860
		63,833,860
Multi-Utilities (1.1%)
Unitil Corp.	232,349	11,794,035

Oil, Gas & Consumable Fuels (4.1%)
Advantage Energy, Ltd. (CAD)(a),(c)	1,900,000	13,150,406
Magnolia Oil & Gas Corp. (Class A)	600,000	14,094,000
Viper Energy, Inc.	450,000	17,950,500
		45,194,906
Passenger Airlines (1.0%)
Allegiant Travel Co.(a)	150,000	11,368,500

Professional Services (2.0%)
Barrett Business Services, Inc.	450,000	13,617,000
Parsons Corp.(a)	200,000	8,194,000
		21,811,000
Real Estate Management & Development (1.0%)
Forestar Group, Inc.(a)	450,000	11,587,500

Residential REITs (1.3%)
BSR Real Estate Investment Trust (CAD)(c)	1,400,000	14,893,722

Retail REITs (1.0%)
Getty Realty Corp.	385,000	10,872,400

Semiconductors & Semiconductor Equipment (2.8%)
Ichor Holdings, Ltd.(a)	36,888	2,281,892
Photronics, Inc.(a)	300,000	9,234,000
Silicon Motion Technology Corp. (ADR)	70,000	19,600,000
		31,115,892
Software (1.5%)
CCC Intelligent Solutions Holdings, Inc.(a)	800,000	5,328,000
I3 Verticals, Inc. (Class A)(a)	780,000	10,779,600
		16,107,600
Specialty Retail (2.7%)
Academy Sports & Outdoors, Inc.	490,000	23,564,100
Sonic Automotive, Inc. (Class A)	100,000	6,035,000
		29,599,100
Textiles, Apparel & Luxury Goods (0.9%)
Columbia Sportswear Co.	175,000	10,046,750
	SHARES	VALUE
Trading Companies & Distributors (1.3%)
Custom Truck One Source, Inc.(a)	600,000	$5,466,000
DNOW, Inc.(a)	600,000	9,300,000
		14,766,000
Water Utilities (1.2%)
Consolidated Water Co., Ltd.	225,000	6,304,500
Pure Cycle Corp.(a)	611,309	6,748,851
		13,053,351

TOTAL COMMON STOCK
(Cost $782,740,278)		$1,078,298,426

	INTEREST RATE	PAR AMOUNT	VALUE
SHORT-TERM INVESTMENTS (2.2%)
Time Deposits (2.2%)
JPM Chase (New York) (b)	3.23%	$25,070,188	$25,070,188

TOTAL SHORT-TERM INVESTMENTS
(Cost $25,070,188)			$25,070,188

TOTAL INVESTMENTS (99.9%)
(Cost $807,810,466)			$1,103,368,614
OTHER ASSETS AND LIABILITIES, NET - (0.1%)			793,620
TOTAL NET ASSETS - 100.0%			$1,104,162,234

HEARTLAND FUNDS	SCHEDULE OF INVESTMENTS - FOOTNOTES

September 30, 2026 (Unaudited)

(a)	Non-income producing security. Includes securities which did not pay at least one dividend in the year preceding the date of this statement.
(b)	Time deposits are considered short-term obligations and are payable on demand. Interest rates change periodically on specified dates. The rate listed is the 7-day yield as of September 30, 2026.
(c)	Traded in a foreign country

Common Abbreviations:

ADR	American Depositary Receipt.
Ltd.	Limited.
PLC	Public Limited Company is a publicly traded company which signifies that shareholders have limited liability.

Currency Abbreviations:

CAD	Canadian Dollar

Percentages are stated as a percent of net assets.

Sector and Industry classifications are sourced from GICS®. The Global Industry Classification Standard (GICS®) is the exclusive intellectual property of MSCI Inc. (“MSCI”) and S&P Global Market Intelligence (“S&P”). Neither MSCI, S&P, their affiliates, nor any of their third party providers (“GICS Parties”) makes any representations or warranties, express or implied, with respect to GICS or the results to be obtained by the use thereof, and expressly disclaims all warranties, including warranties of accuracy, completeness, merchantability and fitness for a particular purpose. The GICS Parties shall not have any liability for any direct, indirect, special, punitive, consequential, or any other damages (including lost profits) even if notified of such damages.

Notes to schedules of investments

September 30, 2026 (Unaudited)

(1)	ORGANIZATION

Heartland Group, Inc. (the “Corporation”) is registered as an open-end management investment company under the Investment Company Act of 1940 (the “1940 Act”), as amended. The capital shares of the Mid Cap Value Fund, Value Plus Fund, and Value Fund (each a “Fund” and collectively, the “Funds”), each of which is a diversified fund, are issued by the Corporation. Each Fund has 150,000,000 shares authorized with a par value of $.001 per share and offers Investor Class and Institutional Class shares. Heartland Advisors, Inc. (the “Advisor”) serves as investment advisor to the Corporation.

Under the Corporation’s organizational documents, its Officers and Directors are indemnified against certain liabilities arising out of the performance of their duties to the Corporation. In addition, in the normal course of business, the Corporation enters into contracts with its vendors and others that provide for general indemnifications. The Corporation’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Corporation.

(2)	SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Funds in the preparation of the Schedules of Investments. Each Fund is considered an investment company for financial reporting purposes under Generally Accepted Accounting Principles (“GAAP”). The Funds have applied the guidance of Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 (“ASC 946”).

(a)	Portfolio securities traded on a national securities exchange or in the over-the-counter market are valued at the closing price on the principal exchange or market as of the close of regular trading hours on the day the securities are being valued, or, closing price on the composite market. Lacking any trades, securities are valued at the mean between the most recent quoted bid and asked prices on the principal exchange or market. Foreign securities are valued on the basis of quotations from the primary market in which they are traded, and are translated from the local currency into U.S. dollars using exchange rates as of the close of the New York Stock Exchange (“NYSE”), or using methods determined by Heartland Advisors, Inc. (the “Advisor”) as the valuation designee of the Board of Directors of the Corporation (the “Board”) in accordance with policies and procedures adopted pursuant to Rule 2a-5 of the 1940 Act. The Funds may use a systematic fair valuation model provided by an independent pricing service to value foreign equity securities in order to capture events occurring between the time a foreign exchange closes and the close of the NYSE, that may affect the value of the Funds’ securities traded on those foreign exchanges. These are generally categorized as Level 2 under GAAP. Debt securities purchased with maturities of 60 days or less are generally valued at acquisition cost, which approximates fair value, plus or minus any amortization or accretion, if applicable. Securities and other assets for which quotations are not readily available, are deemed unreliable, or have facts and circumstances that indicate otherwise, are valued at their fair value using methods determined by the Advisor as valuation designee, subject to the oversight of the Board. The Advisor may also make a fair value determination if it reasonably determines that a significant event, which materially affects the value of a security, occurs after the time at which the market price for the security is determined, but prior to the time at which a Fund’s net asset value is calculated. Fair valuation of a particular security is an inherently subjective process, with no single standard to utilize when determining a security’s fair value. As such, different mutual funds could reasonably arrive at a different fair value price for the same security. In each case where a security is fair valued, consideration is given to the facts and circumstances relevant to the particular situation. This consideration includes reviewing various factors set forth in the pricing procedures approved by the Board in accordance with Rule 2a-5 and other factors as warranted. In making a fair value determination, factors that may be considered, among others, include: the type and structure of the security; unusual events or circumstances relating to the security’s issuer; general market conditions; prior day’s valuation; fundamental analytical data; size of the holding; cost of the security on the date of purchase; nature and duration of any restriction on disposition; trading activities; and prices of similar securities or financial instruments.

(b)	The Funds’ policy is to comply with the requirements of the Internal Revenue Code of 1986, as amended (the “Code”), that are applicable to regulated investment companies (“RICs”) and to distribute substantially all of their taxable income to their shareholders. The Funds accordingly pay no Federal income taxes, and no Federal income tax provision is recorded.

(c)	For financial reporting purposes, transactions are accounted for on trade date on the last business day of the reporting period. Net realized gains and losses on investments are computed on the identified cost basis. Dividend income is recognized on the ex-dividend date, and interest income is recognized on an accrual basis. Certain dividends from foreign securities will be recorded as soon as the Corporation is informed of the dividend, if such information is obtained subsequent to the ex-dividend date. The Funds amortize premium and accrete discount on investments utilizing the effective interest method. Foreign dividend income may be subject to foreign withholding taxes. Withholding taxes on foreign dividends have been provided for in accordance with the Funds’ understanding of the applicable country’s tax rules and regulations.

(d)	The Funds may invest a portion of their assets in Real Estate Investment Trusts (“REITs”) and are subject to certain risks associated with direct investment in REITs. REITs may be affected by changes in the value of their underlying properties and by defaults by borrowers or tenants. REITs depend generally on their ability to generate cash flow to make distributions to shareowners, and certain REITs have self-liquidation provisions by which mortgages held may be paid in full and distributions of capital returns may be made at any time. In addition, the performance of a REIT may be affected by its failure to qualify for tax-free pass-through of income under the Code, or its failure to maintain exemption from registration under the 1940 Act. A Fund’s investments in REITs may result in such Fund’s receipt of cash in excess of the REITs’ earnings. If the Fund receives such distributions all or a portion of these distributions will constitute a return of capital to such Fund. Receiving a return of capital distribution from REITs will reduce the amount of income available to be distributed to Fund shareholders. Income from REITs may not be eligible for treatment as qualified dividend income. As the final character of the distributions may not be known until reported by the REITs on their 1099s, the Funds may utilize an estimate for the current year character of distributions.

(e)	As of September 30, 2026, the Funds were not invested in any illiquid securities as defined pursuant to the Corporation’s Liquidity Risk Management Program (the “LRMP”).

(f)	Certain securities exempt from registration or issued in transactions exempt from registration under the Securities Act of 1933, as amended (the “Act”), such as securities issued pursuant to the resale limitations provided under Rule 144A or Regulation S under the Act, may be considered to be liquid under the LRMP. As of September 30, 2026, the Funds did not hold any restricted securities.

(g)	The Funds do not isolate the portion of the results of operations from changes in foreign exchange rates on investments from those resulting in market prices of securities held. Reported net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between trade and settlement date on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the respective Fund’s books, and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the values of assets and liabilities, other than investments in securities at the period end, resulting from changes in the exchange rate. Foreign markets can be more volatile than the U.S. market due to increased risks of adverse political, social, regulatory, and economic developments. Foreign security prices can be affected by exchange rate and foreign currency fluctuations, less publicly available information, and different accounting, auditing, legal, and financial standards. Foreign investments may also be less liquid than investments in U.S. issuers. This risk may be heightened in emerging or developing markets. Foreign securities usually are generally denominated and traded in foreign currencies, while the Funds value assets in U.S. dollars. The exchange rates between foreign currencies and the U.S. dollar fluctuate continuously. As a result, the values of the Funds’ non-U.S. investments will be affected favorably or unfavorably by changes in currency exchange rates relative to the U.S. dollar.

(h)	The Funds may participate in a variety of liquidity programs offered by ReFlow Fund, LLC (“ReFlow”). These include the ReFlow Redemption Service, which is designed to provide alternative sources of liquidity to funds experiencing net redemptions of their shares. The ReFlow Redemption Service provides participating funds with a source of cash to meet net shareholder redemptions by standing ready each business day to purchase fund shares up to the value of the net shares redeemed from the fund and settling the next business day, subject to certain limitations. Following purchases of fund shares, ReFlow then generally redeems those shares when a Fund experiences net sales, at the end of a maximum holding period determined by ReFlow, or at other times at the Corporation’s discretion. In the event a Fund uses the ReFlow Redemption Service, the Fund will pay a fee to ReFlow each time ReFlow purchases Fund shares, calculated by multiplying the value of shares ReFlow purchases by a rate determined through an automated daily auction. In accordance with federal securities laws, ReFlow is prohibited from acquiring more than 3% of the outstanding voting securities of a Fund.

(i)	The accompanying Schedules of Investments were prepared in conformity with GAAP, which requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the Schedules of Investments and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from these estimates.

(j)	The Funds use the management approach to determine reportable operating segments. The management approach considers the internal organization and reporting used by the Funds’ chief operating decision maker (“CODM”) for making decisions, allocating resources, and assessing performance. The Funds’ CODM has been identified as the Disclosure Committee, appointed by the Advisor, who reviews consolidated results presented within the Funds’ financial statements when making decisions about allocating resources and assessing performance of the Funds. The CODM determined that the Funds have only one operating segment as defined by ASU 2023-07. This is supported by the single investment strategy of the Funds, against which the CODM assesses performance.

(3)	FAIR VALUE MEASUREMENTS

The Funds follow GAAP, under which various inputs are used in determining the value of the Funds’ investments.

The basis of the hierarchy is dependent upon the various “inputs” used to determine the value of the Funds’ investments. These inputs are summarized in the three broad levels listed below:

●	Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that a Fund has the ability to access at the measurement date.

●	Level 2 - Other significant observable inputs include quoted prices which are not active, quoted prices for similar assets or liabilities in active markets, or inputs other than quoted prices that are observable (either directly or indirectly) for the asset or liability. Includes portfolio securities and other financial instruments lacking any sales referenced in Note 2.

●	Level 3 - Significant unobservable prices or inputs (includes the Advisor’s own assumptions, as the Board’s valuation designee, in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Funds’ investments as of September 30, 2026:

MID CAP VALUE FUND
INVESTMENTS IN SECURITIES AT VALUE	LEVEL 1 - QUOTED AND UNADJUSTED PRICES	LEVEL 2 - OTHER SIGNIFICANT OBSERVABLE INPUTS(a)	LEVEL 3 - SIGNIFICANT UNOBSERVABLE INPUTS(b)	TOTAL
Common Stocks	$444,041,607	$–	$–	$444,041,607
Short-Term Investments	1,319,127	–	–	1,319,127
Total	$445,360,734	$–	$–	$445,360,734

VALUE PLUS FUND
INVESTMENTS IN SECURITIES AT VALUE	LEVEL 1 - QUOTED AND UNADJUSTED PRICES	LEVEL 2 - OTHER SIGNIFICANT OBSERVABLE INPUTS(a)	LEVEL 3 - SIGNIFICANT UNOBSERVABLE INPUTS(b)	TOTAL
Common Stocks	$296,598,681	$–	$–	$296,598,681
Short-Term Investments	1,228,216	–	–	1,228,216
Total	$297,826,897	$–	$–	$297,826,897

VALUE FUND
INVESTMENTS IN SECURITIES AT VALUE	LEVEL 1 - QUOTED AND UNADJUSTED PRICES	LEVEL 2 - OTHER SIGNIFICANT OBSERVABLE INPUTS(a)	LEVEL 3 - SIGNIFICANT UNOBSERVABLE INPUTS(b)	TOTAL
Common Stocks	$1,078,298,426	$–	$–	$1,078,298,426
Short-Term Investments	25,070,188	–	–	25,070,188
Total	$1,103,368,614	$–	$–	$1,103,368,614

(a)	For detailed industry descriptions and securities identified as Level 2 within the hierarchy, see the accompanying Schedules of Investments.

(b)	The Funds measure Level 3 activity as of the beginning and end of the financial period. For the nine-month period ended September 30, 2026, the Funds did not have significant unobservable inputs (Level 3) used in determining fair value. Therefore, a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value is not applicable.

(4)	DERIVATIVE INSTRUMENTS

GAAP requires enhanced disclosure about the Funds’ derivative and hedging activities, including how such activities are accounted for and their effects on the Funds’ financial position, performance, and cash flows. The Funds may invest in a broad array of financial instruments and securities, the value of which is “derived” from the performance of an underlying asset or a “benchmark” such as a security index, an interest rate, or a currency. In particular, each Fund may engage in transactions in options, and options on futures contracts (a) to hedge against anticipated declines in the market value of its portfolio securities or currencies and against increases in the market values of securities or currencies it intends to acquire, (b) to manage exposure to changing interest rates (duration management), (c) to enhance total return, or (d) to invest in eligible asset classes with a greater efficiency and lower cost than is possible through direct investment. Each Fund currently qualifies as a “limited derivatives user” under Rule 18f-4 of the 1940 Act and limits its derivatives exposure to 10% of its net assets.

Options can be highly volatile investments and involve certain risks. These strategies require the ability to anticipate future movements in securities prices, interest rates, currency exchange rates, and other economic factors. Attempts to use such investments may not be successful and could result in reduction of a Fund’s total return. Each Fund could experience losses if the prices of its options positions move in a direction different than anticipated, or if the Fund were unable to close out its positions due to disruptions in the market or lack of liquidity. Over-the-counter options generally involve greater credit and liquidity risks than exchange-traded options. Options traded on foreign exchanges generally are not regulated by U.S. authorities, and may offer less liquidity and less protection to a Fund if the other party to the contract defaults.

The Funds’ use of options and other investment techniques for hedging purposes involves the risk that changes in the value of a hedging investment will not match those of the asset or security being hedged. Hedging is the use of one investment to offset the effects of another investment. Imperfect or no correlation of the values of the hedging instrument and the hedged security or asset might occur because of characteristics of the instruments themselves or unrelated factors involving, for example, the markets on which the instruments are traded. As a result, hedging strategies may not always be successful. While hedging strategies can help reduce or eliminate portfolio losses, they can also reduce or eliminate portfolio gains.

OPTIONS CONTRACTS

The Funds may enter into options transactions for hedging purposes and will not use these instruments for speculation. Each Fund may write covered put and call options on any securities or futures contracts in which it may invest, on any securities index based on or related to securities in which it may invest, or on any currency in which Fund investments may be denominated. A call option on an asset written by a Fund obligates the Fund to sell the specified asset to the holder (purchaser) at a stated price (the exercise price) if the option is exercised before a specified date (the expiration date). A put option on an asset written by a Fund obligates the Fund to buy the specified asset from the purchaser at the exercise price if the option is exercised before the expiration date. Premiums received when writing options are recorded as liabilities and are subsequently adjusted to the current value of the options written. Premiums received from writing options that expire are treated as realized gains. Premiums received from writing options, which are either exercised or closed, are offset against the proceeds received or amount paid on the transaction to determine realized gains or losses. Each Fund may also purchase put options on any securities or futures contracts in which it may invest, on any securities index based on or related to securities in which it may invest, or on any currency in which Fund investments may be denominated. A Fund may enter into closing transactions with respect to such options by writing an option identical to the one it has purchased (for exchange-listed options) or by entering into an offsetting transaction with the counterparty to such option (for OTC options). A Fund may also exercise such options or allow them to expire. The Funds were not invested in options contracts during the nine-month period ended September 30, 2026.